Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2023 (Unaudited)
Columbia International ESG Equity Income ETF
Columbia U.S. ESG Equity Income ETF

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International ESG Equity Income ETF | Third Quarter Report 2023
Common Stocks 99.1%
Issuer Shares Value ($)
Austria  1.4%
Erste Group Bank AG 1,095 41,507
OMV AG 505 22,828
Verbund AG 403 33,480
Total 97,815
Belgium  1.8%
Ageas SA/NV 548 23,280
KBC Group NV 917 69,155
Solvay SA 255 30,673
Total 123,108
Brazil  0.3%
Yara International ASA 588 24,086
Burkina Faso  0.2%
Endeavour Mining PLC 717 17,344
Denmark  7.4%
AP Moller - Maersk A/S Class A 9 18,148
Chr Hansen Holding A/S 368 27,875
Coloplast A/S Class B 478 59,572
Novo Nordisk A/S Class B 1,793 289,722
Novozymes A/S Class B 733 36,871
Orsted AS
(a)
676 59,126
Pandora A/S 310 31,113
Total 522,427
Finland  3.2%
Elisa OYJ 507 26,519
Kesko OYJ Class B 944 18,937
Nokia OYJ 18,857 74,389
Orion OYJ Class B 371 14,292
Stora Enso OYJ Class R 2,034 25,016
UPM-Kymmene OYJ 1,867 61,960
Total 221,113
France  5.7%
Legrand SA 929 93,331
TotalEnergies SE 5,017 305,670
Total 399,001
Germany  27.2%
Bayerische Motoren Werke AG 1,084 132,496
Brenntag SE 526 40,874
Commerzbank AG 3,658 43,860
Deutsche Boerse AG 659 126,643
DHL Group 3,389 174,571
E.ON SE 7,944 100,768
Evonik Industries AG 720 14,932
Fresenius SE & C o. KGaA 1,476 46,429
GEA Group AG 569 24,209
Hannover Rueck SE 215 46,023
Knorr-Bremse AG 237 16,708
Mercedes-Benz Group AG 3,083 246,915
Merck KGaA 464 81,751
Rational AG 18 13,505
RWE AG 2,426 104,664
SAP SE 2,263 310,386
Siemens AG 1,805 308,425
Talanx AG 191 11,730
Vonovia SE 2,854 66,835
Total 1,911,724
Hong Kong  2.5%
Hong Kong Exchanges & Clearing Ltd. 4,278 178,719
Israel  1.2%
Bank Hapoalim BM 4,460 39,784
Bank Leumi Le-Israel BM 5,252 42,103
Total 81,887
Common Stocks (continued)
Issuer Shares Value ($)
Italy  7.5%
Enel SpA 27,550 190,513
Eni SpA 8,091 123,855
Intesa Sanpaolo SpA 53,490 155,046
Prysmian SpA 922 36,850
Recordati Industria Chimica e Farmaceutica
SpA 349 18,066
Total 524,330
Japan  10.4%
AGC, Inc. 662 23,930
Asahi Group Holdings Ltd. 1,594 62,770
Canon, Inc. 3,300 85,310
Chugai Pharmaceutical Co. Ltd. 2,222 66,169
Hulic Co. Ltd. 1,238 10,539
Kirin Holdings Co. Ltd. 2,750 40,695
Kyowa Kirin Co. Ltd. 870 16,631
MS&AD Insurance Group Holdings, Inc. 1,422 52,965
Otsuka Corp. 389 16,200
Otsuka Holdings Co. Ltd. 1,405 51,669
Sompo Holdings, Inc. 1,024 45,341
Suntory Beverage & Food Ltd. 447 15,922
Tokio Marine Holdings, Inc. 6,178 141,710
Toshiba Corp. 1,437 46,413
Trend Micro, Inc. 467 22,055
Yamaha Motor Co. Ltd. 1,018 29,806
Total 728,125
Netherlands  7.1%
Akzo Nobel NV 611 52,384
Koninklijke Ahold Delhaize NV 3,365 116,441
Randstad NV 390 22,910
Shell PLC 10,027 305,244
Total 496,979
Norway  3.7%
Aker BP ASA 1,442 40,381
DNB Bank ASA 3,223 66,617
Equinor ASA 3,365 102,582
Mowi ASA 1,607 28,315
Orkla ASA 2,703 21,396
Total 259,291
Spain  1.7%
Enagas SA 813 14,463
Endesa SA 1,134 24,362
Telefonica SA 18,435 78,802
Total 117,627
Sweden  7.8%
Atlas Copco AB Class B 5,414 66,957
H & M Hennes & Mauritz AB Class B 2,216 37,286
Hexagon AB Class B 7,286 70,693
Holmen AB Class B 325 12,542
Husqvarna AB Class B 1,476 14,518
Indutrade AB 958 20,140
Sagax AB Class B 625 13,913
Sandvik AB 3,754 76,384
Skandinaviska Enskilda Banken AB Class A 5,509 66,873
SKF AB Class B 1,260 24,055
Svenska Handelsbanken AB Class A 5,245 46,123
Tele2 AB Class B 1,903 14,347
Telefonaktiebolaget LM Ericsson Class B 10,396 52,329
Telia Co. AB 8,000 17,230
Volvo AB Class A 681 15,464
Total 548,854

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
July 31, 2023 (Unaudited)
Columbia International ESG Equity Income ETF | Third Quarter Report 2023 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Switzerland  2.0%
Adecco Group AG 580 23,693
Kuehne + Nagel International AG 179 56,249
Logitech International SA 584 41,419
Temenos AG 227 19,577
Total 140,938
United Kingdom  8.0%
Ashtead Group PLC 1,539 114,097
BP PLC 50,237 312,199
Lloyds Banking Group PLC 230,807 133,443
Total 559,739
Total Common Stocks
(Cost $6,225,287) 6,953,107
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.094%
(b)
37,446 37,446
Total Money Market Funds
(Cost $37,446) 37,446
Total Investments in Securities
(Cost $6,262,733) 6,990,553
Other Assets & Liabilities, Net 25,889
Net Assets 7,016,442
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31,
2023, the total value of these securities amounted to $59,126, which represents 0.84% of total net assets.
(b) The rate shown is the seven-day current annualized yield at July 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. ESG Equity Income ETF | Third Quarter Report 2023
Common Stocks 98.7%
Issuer Shares Value ($)
Communication Services  7.0%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc. 44,819 1,527,431
Media 4.0%
Comcast Corp. Class A 44,011 1,991,938
Fox Corp. Class B 1,416 44,477
Sirius XM Holdings, Inc. 7,135 36,388
Total 2,072,803
Total Communication Services 3,600,234
Consumer Discretionary  6.8%
Automobile Components 0.3%
BorgWarner, Inc. 2,483 115,459
Phinia, Inc.
(a)
496 14,072
Total 129,531
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 425 100,083
Household Durables 0.6%
Lennar Corp. Class A 2,645 335,466
Specialty Retail 5.7%
Advance Auto Parts, Inc. 628 46,717
Best Buy Co., Inc. 2,070 171,913
Dick's Sporting Goods, Inc. 630 88,830
Home Depot, Inc. (The) 7,178 2,396,304
Tractor Supply Co. 1,164 260,724
Total 2,964,488
Total Consumer Discretionary 3,529,568
Consumer Staples  14.2%
Beverages 9.8%
Coca-Cola Co. (The) 33,235 2,058,244
Constellation Brands, Inc. Class A 1,753 478,218
Keurig Dr Pepper, Inc. 9,550 324,796
Molson Coors Beverage Co. Class B 2,118 147,773
PepsiCo, Inc. 10,927 2,048,375
Total 5,057,406
Consumer Staples Distribution 2.0%
Kroger Co. (The) 7,590 369,178
Target Corp. 4,892 667,611
Total 1,036,789
Food Products 2.4%
General Mills, Inc. 6,246 466,826
Hershey Co. (The) 1,566 362,231
JM Smucker Co. (The) 1,104 166,318
Kellogg Co. 3,626 242,543
Total 1,237,918
Total Consumer Staples 7,332,113
Energy  14.8%
Energy Equipment & Services 2.4%
Halliburton Co. 9,579 374,347
Schlumberger NV 15,163 884,610
Total 1,258,957
Oil, Gas & Consumable Fuels 12.4%
Chevron Corp. 13,478 2,205,809
ConocoPhillips 12,889 1,517,293
Kinder Morgan, Inc. 20,866 369,537
Marathon Petroleum Corp. 4,516 600,718
Occidental Petroleum Corp. 9,488 598,977
Ovintiv, Inc. 2,592 119,465
Phillips 66 4,883 544,699
Williams Cos., Inc. (The) 12,939 445,749
Total 6,402,247
Total Energy 7,661,204
Common Stocks (continued)
Issuer Shares Value ($)
Financials  11.4%
Banks 1.3%
Regions Financial Corp. 9,978 203,252
Truist Financial Corp. 14,160 470,395
Total 673,647
Capital Markets 6.4%
Bank of New York Mellon Corp. (The) 8,395 380,797
Charles Schwab Corp. (The) 17,668 1,167,855
CME Group, Inc. 3,818 759,629
Intercontinental Exchange, Inc. 5,904 677,779
Raymond James Financial, Inc. 2,040 224,543
SEI Investments Co. 1,165 73,383
Total 3,283,986
Financial Services 0.7%
Fidelity National Information Services, Inc. 6,284 379,428
Insurance 3.0%
Aflac, Inc. 5,819 420,947
American International Group, Inc. 7,808 470,666
Hartford Financial Services Group, Inc. (The) 3,293 236,701
Principal Financial Group, Inc. 2,575 205,665
Willis Towers Watson PLC 1,130 238,803
Total 1,572,782
Total Financials 5,909,843
Health Care  5.2%
Biotechnology 2.6%
Amgen, Inc. 5,686 1,331,377
Health Care Equipment & Supplies 0.2%
DENTSPLY SIRONA, Inc. 2,244 93,171
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 1,792 334,925
Cigna Group (The) 3,097 913,924
Total 1,248,849
Total Health Care 2,673,397
Industrials  9.6%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc. 2,010 380,875
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 1,225 122,720
Expeditors International of Washington, Inc. 1,619 206,099
Total 328,819
Building Products 1.9%
A O Smith Corp. 1,305 94,782
Fortune Brands Innovations, Inc. 1,341 95,305
Johnson Controls International PLC 7,264 505,211
Lennox International, Inc. 339 124,562
Owens Corning 953 133,411
Total 953,271
Electrical Equipment 1.4%
Emerson Electric Co. 6,073 554,769
Hubbell, Inc. 570 177,840
Total 732,609
Machinery 2.7%
Cummins, Inc. 1,484 387,027
IDEX Corp. 804 181,551
Nordson Corp. 547 137,631
Parker-Hannifin Corp. 1,360 557,614
Pentair PLC 1,752 121,764
Total 1,385,587
Professional Services 2.3%
Automatic Data Processing, Inc. 4,383 1,083,740

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
July 31, 2023 (Unaudited)
Columbia U.S. ESG Equity Income ETF | Third Quarter Report 2023 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Robert Half, Inc. 1,118 82,900
Total 1,166,640
Total Industrials 4,947,801
Information Technology  20.0%
Electronic Equipment, Instruments & Components 0.5%
CDW Corp. 1,433 268,071
IT Services 3.4%
Cognizant Technology Solutions Corp. Class
A 5,405 356,892
International Business Machines Corp. 9,676 1,395,086
Total 1,751,978
Semiconductors & Semiconductor Equipment 15.6%
Analog Devices, Inc. 5,370 1,071,476
Broadcom, Inc. 3,192 2,868,491
KLA Corp. 1,460 750,367
Lam Research Corp. 1,424 1,023,130
NXP Semiconductors NV 2,765 616,540
QUALCOMM, Inc. 11,862 1,567,800
Skyworks Solutions, Inc. 1,692 193,514
Total 8,091,318
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co. 13,767 239,271
Total Information Technology 10,350,638
Materials  1.6%
Chemicals 0.3%
Mosaic Co. (The) 3,520 143,475
Containers & Packaging 0.4%
Avery Dennison Corp. 845 155,488
Westrock Co. 2,709 90,183
Total 245,671
Metals & Mining 0.9%
Nucor Corp. 2,663 458,276
Total Materials 847,422
Utilities  8.1%
Electric Utilities 4.5%
Alliant Energy Corp. 2,676 143,808
American Electric Power Co., Inc. 5,485 464,799
Common Stocks (continued)
Issuer Shares Value ($)
Edison International 4,080 293,597
Entergy Corp. 2,247 230,767
Evergy, Inc. 2,414 144,767
Eversource Energy 3,705 267,983
Exelon Corp. 10,579 442,837
Xcel Energy, Inc. 5,861 367,660
Total 2,356,218
Gas Utilities 0.5%
Atmos Energy Corp. 1,534 186,703
UGI Corp. 2,219 59,891
Total 246,594
Multi-Utilities 3.1%
Ameren Corp. 2,785 238,591
Consolidated Edison, Inc. 3,684 349,464
DTE Energy Co. 2,182 249,403
NiSource, Inc. 4,385 122,078
Public Service Enterprise Group, Inc. 5,314 335,420
WEC Energy Group, Inc. 3,359 301,840
Total 1,596,796
Total Utilities 4,199,608
Total Common Stocks
(Cost $45,270,307) 51,051,828
Exchange-Traded Equity Funds 0.8%
Issuer Shares Value ($)
Financials  0.8%
Financial Select Sector SPDR Fund 11,086 391,669
Total Exchange-Traded Equity Funds
(Cost $353,113) 391,669
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.094%
(b)
230,011 230,011
Total Money Market Funds
(Cost $230,011) 230,011
Total Investments in Securities
(Cost $45,853,431) 51,673,508
Other Assets & Liabilities, Net 33,196
Net Assets 51,706,704
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_N01_(09/23)
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